Other Borrowings - Summary of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Other Borrowings [Abstract]
FRB	$ 61,000	$ 0
Advances from the FHLB	25,000	30,000
Other	6	9
Total	$ 86,006	$ 30,009